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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Becker Drapkin Management, L.P.
Address: 500 Crescent Court
         Suite 230
         Dallas, Texas 75201

Form 13F File Number: 28-12314

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven R. Becker
Title:   Manager of BC Advisors, L.L.C., General Partner
Phone:   (214) 756-6016

Signature, Place, and Date of Signing:

 /s/ Steven R. Becker             Dallas, TX              February 14, 2013
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 25

Form 13F Information Table Value Total: 151,095
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                          FORM 13F INFORMATION TABLE

COLUMN 1                  COLUMN 2    COLUMN 3  COLUMN 4         COLUMN 5           COLUMN 6  COLUMN 7         COLUMN 8
--------               -------------- --------- -------- ------------------------- ---------- -------- ------------------------
                                                                                                           VOTING AUTHORITY
                          TITLE OF               VALUE    SHRS OR                  INVESTMENT  OTHER   ------------------------
NAME OF ISSUER             CLASS       CUSIP    (X1000)   PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGERS   SOLE     SHARED   NONE
--------------         -------------- --------- -------- --------- ------ -------- ---------- -------- --------- --------- ----
AUDIENCE INC           COM            05070J102   5,940    571,707   SH              Sole                571,707         0  0
CASCADE MICROTECH INC  COM            147322101   5,658  1,010,354   SH              Sole              1,010,354         0  0
FINISH LINE INC        CL A           317923100   3,430    181,200   SH              Sole                181,200         0  0
GLU MOBILE INC         COM            379890106   1,838    806,200   SH              Sole                806,200         0  0
HOT TOPIC INC          COM            441339108  22,972  2,385,427   SH              Sole              2,385,427         0  0
HOT TOPIC INC          COM            441339108  11,341  1,177,675   SH              Other                     0 1,177,675  0
HUDSON TECHNOLOGIES
 INC                   COM            444144109   5,786  1,589,451   SH              Sole              1,589,451         0  0
I D SYSTEMS INC        COM            449489103   1,720    295,577   SH              Sole                295,577         0  0
INFUSYSTEM HLDGS INC   COM            45685K102     314    209,600   SH              Sole                209,600         0  0
NAVARRE CORP           COM            639208107   5,266  2,958,551   SH              Sole              2,958,551         0  0
NAVARRE CORP           COM            639208107   3,670  2,062,050   SH              Other                     0 2,062,050  0
PFSWEB INC             COM NEW        717098206   1,795    629,764   SH              Sole                629,764         0  0
PIXELWORKS INC         COM NEW        72581M305   6,329  2,825,531   SH              Sole              2,825,531         0  0
PRGX GLOBAL INC        COM NEW        69357C503   6,643  1,029,848   SH              Sole              1,029,848         0  0
RESPONSE GENETICS INC  COM            76123U105   3,935  2,830,618   SH              Sole              2,830,618         0  0
RUBY TUESDAY INC       COM            781182100   7,973  1,014,326   SH              Sole              1,014,326         0  0
RUBY TUESDAY INC       COM            781182100   3,434    436,900   SH              Other                     0   436,900  0
SILICON IMAGE INC      COM            82705T102   7,716  1,555,551   SH              Sole              1,555,551         0  0
SPDR SERIES TRUST      S&P RETAIL ETF 78464A714  10,604    170,000   SH              Sole                170,000         0  0
SPDR SERIES TRUST      S&P RETAIL ETF 78464A714   5,365     86,005   SH              Other                     0    86,005  0
STRATEGIC DIAGNOSTICS
 INC                   COM            862700101   3,526  3,295,304   SH              Sole              3,295,304         0  0
TECHTARGET INC         COM            87874R100   1,839    331,299   SH              Sole                331,299         0  0
TUESDAY MORNING CORP   COM NEW        899035505  14,873  2,379,632   SH              Sole              2,379,632         0  0
TUESDAY MORNING CORP   COM NEW        899035505   9,011  1,441,708   SH              Other                     0 1,441,708  0
USA TECHNOLOGIES INC   COM NO PAR     90328S500     117     67,400   SH              Sole                 67,400         0  0